Capital Stock and Changes in Capital Accounts - Common Stock (Details) - $ / shares	Jun. 30, 2022	Jun. 14, 2022	Apr. 01, 2022	Dec. 31, 2021	Nov. 30, 2021	Nov. 29, 2021	Apr. 15, 2021
Capital Stock and Changes in Capital Accounts
Common stock, shares authorized	1,000,000,000			1,000,000,000	1,000,000,000	1,000,000,000	500
Common stock, par value	$ 0.01			$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	29,829,092	29,829,092	29,829,092	8,820,240		8,820,240
Common stock, shares outstanding	29,829,092	29,829,092	29,829,092	8,820,240		8,820,240